Ordinary Share (Details Narrative) - USD ($)				4 Months Ended
	Oct. 21, 2017	Apr. 25, 2017	Mar. 17, 2017	Jan. 10, 2017
Private Placement [Member]
Number of common stock shares issued	223,600,000	270,000,000
Shares issued price per share	$ 0.01	$ 0.01
Value of common stock shares issued	$ 2,236,000
Three Stockholders [Member]
Number of common stock shares issued				300,000,000
Shares issued price per share				$ 0.01
Value of common stock shares issued				$ 3,000,000
New Stockholder [Member]
Number of common stock shares issued			100,000,000
Shares issued price per share			$ 0.01
Value of common stock shares issued			$ 1,000,000